GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 137,500,000	$ 110,400,000
Accumulated Amortization	(54,000,000.0)	(40,600,000)
Net Carrying Amount	83,500,000	69,800,000
In-process R&D with indefinite lives	2,800,000	4,000,000.0
Total intangible assets, gross	140,300,000	114,400,000
Total intangible assets, net	86,300,000	73,800,000
Amortization of intangible assets	15,700,000	16,200,000	$ 10,500,000
Impairment of intangible assets	4,800,000	3,000,000.0	$ 0
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	74,100,000	57,900,000
Accumulated Amortization	(28,400,000)	(21,800,000)
Net Carrying Amount	45,700,000	36,100,000
Patents, licenses and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,700,000	9,900,000
Accumulated Amortization	(8,400,000)	(7,400,000)
Net Carrying Amount	4,300,000	2,500,000
Customer contracts and supplier relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,700,000	42,600,000
Accumulated Amortization	(17,200,000)	(11,400,000)
Net Carrying Amount	$ 33,500,000	$ 31,200,000